General (Details) $ / shares in Units, $ in Thousands													1 Months Ended		3 Months Ended				12 Months Ended
	Feb. 26, 2026 USD ($) $ / shares	Jan. 16, 2026	Jan. 15, 2026 shares	Dec. 30, 2025 USD ($)	Dec. 30, 2025 ILS (₪)	Nov. 28, 2025 USD ($) $ / shares shares	Nov. 25, 2025 $ / shares shares	Sep. 26, 2025 USD ($)	Aug. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 GBP (£)	Dec. 15, 2024	Feb. 28, 2026 USD ($) shares	Feb. 04, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 GBP (£) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	May 05, 2026 $ / shares	Sep. 15, 2025	Nov. 13, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 24, 2024 shares
General [Line Items]
Issuance of common stock (in Shares) | shares													688,943		1,850,000	1,850,000
Aggregate shares of warrant (in Shares) | shares									250,000
Proceeds from Issuance Initial Public Offering						$ 172,500
Class A ordinary share (in Shares) | shares										4,930,531					38,215,119			4,930,531	19,025,767
Offering price (in Dollars per share) | $ / shares	$ 1														$ 3.65								$ 2.39
Percentage of issued equity of star												100.00%
Percentage of outstanding equity of star		51.00%										100.00%
Percentage of acquisition			100.00%
Stock purchase warrant liabilities										$ 164,771					$ 56,194			$ 164,771	$ 24,521
Stockholders										$ (163,350)					36,165			(163,350)	(19,788)
Net operating loss															(27,147)		$ 102,958	(160,788)	78,549	$ (8,519)
Net cash used in operations															(4,927)		$ (1,342)	$ (340)	(6,198)	$ (3,818)
Note obligation															$ 7,400				16,000
Cash																			7,000
Lent amount																			4,500
Exercise price of warrant (in Dollars per share) | $ / shares									$ 4.4															$ 2
Working capital in cash																			$ 3,000
Shares authorized (in Shares) | shares										150,000,000					150,000,000			150,000,000	150,000,000
Securities minimum balance								$ 50,000	$ 50,000
Consecutive business days								10 years	10 years
T3 Defense Inc [Member]
General [Line Items]
Date of incorporation															May 24, 2019	May 24, 2019			May 24, 2019
Aggregate shares of warrant (in Shares) | shares																			12,017,648
Promissory note																			$ 3,000
Promissory note term																			6 years
Exercise price of warrant (in Dollars per share) | $ / shares																			$ 1.5
Tiltan Software Engineering Ltd [Member]
General [Line Items]
Nominal consideration				$ 14,000	₪ 47,600
Common Stock [Member]
General [Line Items]
Issuance of common stock (in Shares) | shares										200,000			3,100,000	868,116				249,263
Common Stock [Member] | T3 Defense Inc [Member]
General [Line Items]
Issuance of common stock (in Shares) | shares																			4,770,340
Subsequent Event [Member]
General [Line Items]
Proceeds from Issuance Initial Public Offering	$ 10,000
Offering price (in Dollars per share) | $ / shares	$ 1																				$ 1
Issuance of equity													$ 10,000
Subsequent Event [Member] | Common Stock [Member]
General [Line Items]
Issuance of common stock (in Shares) | shares			1,850,000
Price per share (in Dollars per share) | $ / shares	$ 0.0001
Going Concern [Member]
General [Line Items]
Working capital															$ (69,000)				$ (30,000)
Stock purchase warrant liabilities															56,000				24,500
Stockholders															42,500				15,600
Net operating loss															(3,800)				32,600
Net cash used in operations															$ 4,900				(6,200)
Share Purchase Agreement [Member]
General [Line Items]
Nominal consideration | £											£ 1,000					£ 1,000
SC II Acquisition Corp [Member]
General [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 10
General Services Agreement [Member]
General [Line Items]
Payments of GSA																			1,600
Star Agreement [Member]
General [Line Items]
Nominal consideration																			21,000
Promissory note																			$ 16,000
Promissory note term																			12 years
Cash																			$ 5,000
Mandragola Joint Venture Agreement [Member]
General [Line Items]
Aggregate shares of warrant (in Shares) | shares																			250,000
Exercise price of warrant (in Dollars per share) | $ / shares																			$ 4.4
Credit line																			$ 2,000
Restricted shares (in Shares) | shares																			310,000
Mandragola Joint Venture Agreement [Member] | Performance Warrants [Member]
General [Line Items]
Aggregate shares of warrant (in Shares) | shares																			350,000
Exercise price of warrant (in Dollars per share) | $ / shares																			$ 6
IPO [Member] | SC II Acquisition Corp [Member]
General [Line Items]
Issuance of common stock (in Shares) | shares						17,250,000
Over-Allotment Option [Member]
General [Line Items]
Aggregate shares of warrant (in Shares) | shares						2,250,000
Private Placement [Member]
General [Line Items]
Number of purchased shares (in Shares) | shares							255,000								255,000	255,000
Offering price (in Dollars per share) | $ / shares							$ 10								$ 10
Star 26 Capital Inc. [Member]
General [Line Items]
Controlling interest												51.00%			100.00%							100.00%
Star Agreement [Member]
General [Line Items]
Controlling interest																						100.00%
Mandragola Joint Venture [Member]
General [Line Items]
Controlling interest																			51.00%
Promissory Note [Member] | T3 Defense Inc [Member]
General [Line Items]
Annual interest rate																			8.00%
BiomX [Member]
General [Line Items]
Shares received (in Shares) | shares															1,300,000	1,300,000
Promissory note															$ 1,250
Minimum [Member]
General [Line Items]
Shares authorized (in Shares) | shares																									40,000,000
Maximum [Member]
General [Line Items]
Shares authorized (in Shares) | shares																									150,000,000
Common Class A [Member] | SC II Acquisition Corp [Member]
General [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 0.0001
Class A ordinary share (in Shares) | shares						1